Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:

	As of December 31, 2025	As of June 30, 2026
Period end RMB: USD exchange rate	US$1=RMB7.0175	US$1=RMB6.8120
Period end EUR: USD exchange rate	US$1=EUR0.8547	US$1=EUR0.8772
Period end GBP: USD exchange rate	US$1=GBP0.7463	US$1=GBP0.7576

For the six months ended June 30,
	2025	2026
Average RMB: USD exchange rate	US$1=RMB7.1788	US$1=RMB6.9013
Average EUR: USD exchange rate	US$1=EUR0.9147	US$1=EUR0.8578
Average GBP: USD exchange rate	US$1=GBP0.7668	US$1=GBP0.7444